Condensed Consolidating Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	$ 0	$ 0	$ 0
Loans	1,694,357	1,676,734	1,519,249
Money market investments	3,596	5,384	8,570
Investment securities	203,941	238,210	291,988
Trading account securities	35,607	27,918	35,190
Total interest income	1,937,501	1,948,246	1,854,997
INTEREST EXPENSE:
Deposits	269,487	350,881	501,262
Short-term borrowings	55,258	60,278	69,357
Long-term debt	180,764	242,222	183,125
Total interest expense	505,509	653,381	753,744
Net interest (expense) income	1,431,992	1,294,865	1,101,253
Provision for loan losses	575,720	1,011,880	1,405,807
Net interest (expense) income after provision for loan losses	856,272	282,985	(304,554)
Service charges on deposit accounts	184,940	195,803	213,493
Other service fees	239,720	377,504	394,187
Sale and valuation adjustments of investment securities	10,844	3,992	219,546
Trading account profit	5,897	16,404	39,740
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	30,891	15,874	(57)
Adjustments To Indemnity Reserves On Loans Sold	(33,068)	(72,013)	(40,211)
F D I C Loss Share Income	66,791	(25,751)	0
Fair value change in equity appreciation instrument	8,323	42,555	0
Gain on sale of processing and technology business	0	640,802	0
Other operating (loss) income	45,939	93,023	64,595
Total non-interest income	560,277	1,288,193	896,501
Operating expenses:
Personnel costs	453,370	514,198	533,263
Net occupancy expenses	102,319	116,203	111,035
Equipment expenses	43,840	85,851	101,530
Other taxes	51,885	50,608	52,605
Professional fees	194,942	166,105	111,287
Communications	27,115	38,905	46,264
Business promotion	55,067	46,671	38,872
FDIC deposit insurance	93,728	67,644	76,796
Loss on early extinguishment of debt	8,693	38,787	(78,300)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	21,778	46,789	25,800
Other operating expenses	87,906	144,613	125,562
Amortization of intangibles	9,654	9,173	9,482
Total operating expenses	1,150,297	1,325,547	1,154,196
Income (loss) before income tax	266,252	245,631	(562,249)
Income tax (benefit) expense	114,927	108,230	(8,302)
(Loss) income before equity in earnings (losses) of subsidiaries	151,325	137,401	(553,947)
Equity in undistributed earnings (losses) of subsidiaries	0	0
Net (loss) income	151,325	137,401	(573,919)
Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			5,151
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(553,947)
Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(19,972)
Popular, Inc. Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	20,000	168,100	160,625
Loans	8,913	7,627	9,148
Money market investments	8	55	109
Investment securities	16,224	23,579	37,120
Trading account securities	0	0	0
Total interest income	45,145	199,361	207,002
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	50	46	169
Long-term debt	94,565	111,763	74,811
Total interest expense	94,615	111,809	74,980
Net interest (expense) income	(49,470)	87,552	132,022
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	(49,470)	87,552	132,022
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	3,008
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		640,802
Other operating (loss) income	23,145	3,282	692
Total non-interest income	23,145	644,084	3,700
Operating expenses:
Personnel costs	28,524	22,575	28,156
Net occupancy expenses	3,396	2,941	2,613
Equipment expenses	3,210	2,887	3,683
Other taxes	2,269	1,816	3,544
Professional fees	10,820	31,590	15,676
Communications	421	481	443
Business promotion	1,894	1,275	1,182
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	8,000	15,750	(26,439)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	19	(33)
Other operating expenses	(49,468)	(27,661)	(48,246)
Amortization of intangibles	0	0	0
Total operating expenses	9,066	51,673	(19,421)
Income (loss) before income tax	(35,391)	679,963	155,143
Income tax (benefit) expense	2,786	80,444	(891)
(Loss) income before equity in earnings (losses) of subsidiaries	(38,177)	599,519	156,034
Equity in undistributed earnings (losses) of subsidiaries	189,502	(462,118)	(729,953)
Net (loss) income	151,325	137,401	(573,919)
Popular, Inc. Holding Co. | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			0
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(709,981)
Net (loss) income			(553,947)
Popular, Inc. Holding Co. | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(19,972)
Net (loss) income			0
PIBI Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	7,500	7,500
Loans	16	19	0
Money market investments	93	252	1,306
Investment securities	55	31	70
Trading account securities	0	0	0
Total interest income	164	7,802	8,876
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	0	0	0
Long-term debt	0	0	0
Total interest expense	0	0	0
Net interest (expense) income	164	7,802	8,876
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	164	7,802	8,876
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	(87)	0	(10,934)
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		0
Other operating (loss) income	33,543	21,807	16,558
Total non-interest income	33,456	21,807	5,624
Operating expenses:
Personnel costs	471	439	427
Net occupancy expenses	32	34	30
Equipment expenses	4	2	0
Other taxes	0	0	0
Professional fees	203	22	14
Communications	10	21	20
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	0
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	3,872	(399)	(400)
Amortization of intangibles	0	0	0
Total operating expenses	4,592	119	91
Income (loss) before income tax	29,028	29,490	14,409
Income tax (benefit) expense	4,888	3,243	26
(Loss) income before equity in earnings (losses) of subsidiaries	24,140	26,247	14,383
Equity in undistributed earnings (losses) of subsidiaries	(13,398)	(378,892)
Net (loss) income	10,742	(352,645)	(744,628)
PIBI Holding Co. | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			0
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(739,039)
Net (loss) income			(724,656)
PIBI Holding Co. | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(19,972)
Net (loss) income			0
PNA Holding Co.
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	20,000
Loans	0	0	44
Money market investments	4	2	2,156
Investment securities	322	322	703
Trading account securities	0	0	0
Total interest income	326	324	22,903
INTEREST EXPENSE:
Deposits	0	0	0
Short-term borrowings	883	510	45
Long-term debt	31,438	30,586	58,581
Total interest expense	32,321	31,096	58,626
Net interest (expense) income	(31,995)	(30,772)	(35,723)
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	(31,995)	(30,772)	(35,723)
Service charges on deposit accounts	0	0	0
Other service fees	0	0	0
Sale and valuation adjustments of investment securities	0	0	0
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		0
Other operating (loss) income	(499)	(3,980)	(1,184)
Total non-interest income	(499)	(3,980)	(1,184)
Operating expenses:
Personnel costs	0	0	0
Net occupancy expenses	3	3	3
Equipment expenses	0	0	4
Other taxes	0	0	0
Professional fees	11	11	(55)
Communications	10	14	23
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	(51,897)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	443	432	238
Amortization of intangibles	0	0	0
Total operating expenses	467	460	(51,684)
Income (loss) before income tax	(32,961)	(35,212)	14,777
Income tax (benefit) expense	(955)	(296)	21,601
(Loss) income before equity in earnings (losses) of subsidiaries	(32,006)	(34,916)	(6,824)
Equity in undistributed earnings (losses) of subsidiaries	19,206	(338,246)
Net (loss) income	(12,800)	(373,162)	(762,101)
PNA Holding Co. | Segment, Continuing Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(735,305)
Net (loss) income			(742,129)
PNA Holding Co. | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			(19,972)
Net (loss) income			0
Other Subsidiaries [Member]
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	0	0	0
Loans	1,692,390	1,675,477	1,518,431
Money market investments	3,646	5,383	8,573
Investment securities	200,224	235,521	281,887
Trading account securities	35,607	27,918	35,190
Total interest income	1,931,867	1,944,299	1,844,081
INTEREST EXPENSE:
Deposits	269,892	351,180	504,732
Short-term borrowings	59,230	65,550	77,548
Long-term debt	66,749	121,328	78,609
Total interest expense	395,871	538,058	660,889
Net interest (expense) income	1,535,996	1,406,241	1,183,192
Provision for loan losses	575,720	1,011,880	1,405,807
Net interest (expense) income after provision for loan losses	960,276	394,361	(222,615)
Service charges on deposit accounts	184,940	195,803	213,493
Other service fees	255,668	382,350	401,934
Sale and valuation adjustments of investment securities	10,931	3,992	229,530
Trading account profit	5,897	16,404	39,740
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	30,891	15,874	(57)
Adjustments To Indemnity Reserves On Loans Sold	(33,068)	(72,013)	(40,211)
F D I C Loss Share Income	66,791	(25,751)
Fair value change in equity appreciation instrument	8,323	42,555	0
Gain on sale of processing and technology business		0
Other operating (loss) income	41,522	90,546	52,778
Total non-interest income	571,895	649,760	902,415
Operating expenses:
Personnel costs	424,375	491,583	505,698
Net occupancy expenses	95,427	112,240	108,389
Equipment expenses	40,626	82,962	97,843
Other taxes	49,616	48,792	49,061
Professional fees	256,791	154,347	100,831
Communications	26,674	38,389	45,778
Business promotion	53,173	45,396	37,690
FDIC deposit insurance	93,728	67,644	76,796
Loss on early extinguishment of debt	693	23,037	1,959
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	21,778	46,770	25,833
Other operating expenses	135,337	173,990	175,678
Amortization of intangibles	9,654	9,173	9,482
Total operating expenses	1,207,872	1,294,323	1,235,038
Income (loss) before income tax	324,299	(250,202)	(555,238)
Income tax (benefit) expense	107,700	25,101	(29,729)
(Loss) income before equity in earnings (losses) of subsidiaries	216,599	(275,303)	(525,509)
Equity in undistributed earnings (losses) of subsidiaries	0	0
Net (loss) income	216,599	(275,303)	(545,481)
Other Subsidiaries [Member] | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			5,151
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(525,509)
Other Subsidiaries [Member] | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			0
Net (loss) income			(19,972)
Elimination
INTEREST AND DIVIDEND INCOME:
Dividend income from subsidiaries	(20,000)	(175,600)	(188,125)
Loans	(6,962)	(6,389)	(8,374)
Money market investments	(155)	(308)	(3,574)
Investment securities	(12,884)	(21,243)	(27,792)
Trading account securities	0	0	0
Total interest income	(40,001)	(203,540)	(227,865)
INTEREST EXPENSE:
Deposits	(405)	(299)	(3,470)
Short-term borrowings	(4,905)	(5,828)	(8,405)
Long-term debt	(11,988)	(21,455)	(28,876)
Total interest expense	(17,298)	(27,582)	(40,751)
Net interest (expense) income	(22,703)	(175,958)	(187,114)
Provision for loan losses	0	0	0
Net interest (expense) income after provision for loan losses	(22,703)	(175,958)	(187,114)
Service charges on deposit accounts	0	0	0
Other service fees	(15,948)	(4,846)	(7,747)
Sale and valuation adjustments of investment securities	0	0	(2,058)
Trading account profit	0	0	0
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	0	0	0
Adjustments To Indemnity Reserves On Loans Sold	0	0	0
F D I C Loss Share Income	0	0
Fair value change in equity appreciation instrument	0	0	0
Gain on sale of processing and technology business		0
Other operating (loss) income	(51,772)	(18,632)	(4,249)
Total non-interest income	(67,720)	(23,478)	(14,054)
Operating expenses:
Personnel costs	0	(399)	(1,018)
Net occupancy expenses	3,461	985	0
Equipment expenses	0	0	0
Other taxes	0	0	0
Professional fees	(72,883)	(19,865)	(5,179)
Communications	0	0	0
Business promotion	0	0	0
FDIC deposit insurance	0	0	0
Loss on early extinguishment of debt	0	0	(1,923)
Other Real Estate Owned Expense Net Of Gain Loss On Sale Or Disposition	0	0	0
Other operating expenses	(2,278)	(1,749)	(1,708)
Amortization of intangibles	0	0	0
Total operating expenses	(71,700)	(21,028)	(9,828)
Income (loss) before income tax	(18,723)	(178,408)	(191,340)
Income tax (benefit) expense	508	(262)	691
(Loss) income before equity in earnings (losses) of subsidiaries	(19,231)	(178,146)	(192,031)
Equity in undistributed earnings (losses) of subsidiaries	(195,310)	1,179,256
Net (loss) income	(214,541)	1,001,110	2,052,210
Elimination | Segment, Continuing Operations [Member]
INTEREST EXPENSE:
Net gain on sale of loans, including valuation adjustments on loans held-for-sale			0
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			2,184,325
Net (loss) income			1,992,294
Elimination | Segment, Discontinued Operations [Member]
Operating expenses:
Equity in undistributed earnings (losses) of subsidiaries			59,916
Net (loss) income			$ 0